Financial instruments	9 Months Ended
Mar. 31, 2012
Fair Value Disclosures [Abstract]
Financial instruments
  11.   Financial instruments

(a)	Categories of financial instruments

		March 31,	June 30,
	Classification	2012	2011
		$	$
Financial assets
Cash and cash equivalents	Loans and receivables	2,955,766	8,401,429
Trade and other receivables	Loans and receivables	2,070,086	1,078,794
Total financial assets		5,025,852	9,480,223

Financial liabilities
Trade and other payables	Other liabilities	887,487	1,915,016
Total financial liabilities		887,487	1,915,016

(b)	Fair value

The fair value of the Company’s financial instruments approximates their carrying value as at March 31, 2012 because of the demand nature or short-term maturity of these instruments.

(c)	Financial risk management objectives and policies

The Company’s financial instruments include cash and cash equivalents, trade and other receivables and trade and other payables. The risks associated with these financial instruments and the policies on how to mitigate these risks are set out below. Management manages and monitors these exposures to ensure appropriate measures are implemented on a timely and effective manner.

(i) Currency risk

The operating results and financial position of Kimber are reported in Canadian dollars. Certain of Kimber’s financial instruments and transactions are denominated in currencies other than the Canadian dollar. The results of Kimber’s operations are subject to currency transaction and translation risk.

Kimber’s exploration and some administration costs are incurred in Mexico and are denominated in Mexican pesos or U.S. dollars. The fluctuation of the U.S. dollar and Mexican peso in relation to the Canadian dollar will consequently impact Kimber’s operating results and may affect the value of Kimber’s assets and the amount of equity. Kimber does not currently hedge its exposure to foreign exchange movements.

The majority (2012 - 63%; 2011 - 69%) of Kimber’s net monetary assets are held in Canadian dollars. A 5% change in the U.S. dollar and Mexican peso will affect Kimber as is indicated in the following table.

	March 31,
	2012	2011
	$	$
Change in loss
United States dollar	10,305	178,035
Mexican pesos	89,529	2,283

The major component of Kimber’s net monetary assets held in foreign currency were IVA receivable held in Mexican pesos at March 31, 2012 and cash held in US$ at March 31, 2011.

At March 31, 2012, $2.017 million of Kimber’s monetary assets (IVA receivable) were held in Mexican pesos. This amount was translated to Canadian dollars at the quarter end closing rate.

At the comparable period March 31, 201, $3.566 million of Kimber’s monetary assets (cash and cash equivalents) were held in US dollars. This amount was translated to Canadian dollars at the quarter end closing rate.

(ii)	Credit risk

Credit risk is the risk of financial loss to the Company if a counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Company’s cash and cash equivalents and trade and other receivable. The maximum risk exposure is limited to their carrying amounts at the balance sheet date. Cash and cash equivalents are held as cash deposits or invested in Treasury bills with various maturity dates. Kimber does not invest in asset-backed securities and does not expect any credit losses. Kimber periodically assesses the quality of its deposits.

Trade and other receivable consist primarily of paid value added tax recoverable (“IVA”) from the Mexican Government for Mexican expenditures. Kimber regularly reviews the collectability of its amounts receivable. At March 31, 2012, Kimber is experiencing delays in obtaining these refunds although during the quarter ended March 31, 2012 a refund of $83,813 relating to the quarter ended December 31, 2010 were received. There is no indication at this time that the IVA amounts will not be collected in full (Note 6). On May 8, 2012, Kimber received an IVA refund of $408,252.

(iii)	Liquidity risk

Liquidity risk is the risk that Kimber may not be able to meet its financial obligations as they become due (Note 1). Kimber ensures that there is sufficient cash and cash equivalents to meet its business requirements on a timely basis. Kimber prepares regular budgets which are approved by the Board of Directors and also prepares cash flow forecasts on a regular basis.

The following table details Kimber’s expected remaining contractual maturities for its financial liabilities. The table is based on the undiscounted cash flows of financial liabilities based on the earliest date on which Kimber can be required to satisfy the liabilities.

	Less than
	1 month	1-3 months	Total
	$	$	$
At March 31, 2012
Trade and other payables	670,558	216,929	887,487

At June 30, 2011
Trade and other payables	1,631,757	283,259	1,915,016